Reconciliation of Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of Effective Income Tax Rate [Line Items]
U.S. federal statutory rate	21.00%	21.00%	35.00%
State income taxes, net of federal benefit and other	2.80%	3.60%	2.40%
Excess tax benefits from share-based compensation	(2.00%)	(2.00%)	(2.70%)
Tax effects on foreign income	0.50%	0.50%	(1.00%)
GILTI	(0.10%)	0.30%
Tax credits and other	(1.00%)		(0.60%)
Repatriation transition tax		(0.90%)	3.00%
Deferred tax impact of enacted tax rate changes		0.30%	(6.30%)
Effective income tax rate attributable to Watsco, Inc.	21.20%	22.80%	29.80%
Taxes attributable to non-controlling interest	(2.70%)	(3.10%)	(3.80%)
Effective income tax rate	18.50%	19.70%	26.00%